Long-term Debt	9 Months Ended
Sep. 30, 2020
EOS ENERGY STORAGE, LLC [Member]
Long-term Debt

12. Long-term Debt

The following is a summary of the Company's long-term indebtedness (in thousands):

	September 30, 2020	December 31, 2019
Paycheck Protection Program loan payable	$1,257	$—
Other	146	—
Total	1,403	—
Less: long-term debt, current portion	(912)	—
Long-term debt	$491	$—

Paycheck Protection Program

On April 7, 2020, the Company received $1,257 related to its filing under the Paycheck Protection Program and Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act"). The payment terms of the note are as follows:

•        No payments during the deferral period, which is defined as the six-month period beginning on the date of the note of April 7, 2020.

•        Commencing one month after the expiration of the deferral period, and continuing on the same day of each month thereafter until the maturity date, the Company shall pay to JPMorgan Chase Bank, N.A. (the "Lender"), monthly payments of principal and interest, each in such equal amount required to fully amortize the principal amount outstanding on the note on the last day of the deferral period by the maturity date (twenty-four months from the date of the note, or April 7, 2022).

•        On the maturity date, the Company shall pay the Lender any and all unpaid principal plus accrued and unpaid interest plus interest accrued during the deferral period.

•        The Company may prepay this note at any time without payment of any premium.

The Lender is participating in the Paycheck Protection Program to help businesses impacted by the economic impact from COVID-19. Forgiveness of this loan is only available for principal that is used for the limited purposes that qualify for forgiveness under the Small Business Administration's (the "SBA") requirements. To obtain forgiveness, the Company must request it and must provide documentation in accordance with the Small Business Administration (the "SBA") requirements, and certify that the amounts the Company is requesting to be forgiven qualify under those requirements. Forgiveness of the loan is dependent upon approval of the SBA.

At September 30, 2020, the Company owes the Lender $1,257.